Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)		Dec. 31, 2021 GBP (£) [1]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	£ 449,745	£ 454,899	[1]	£ 448,567
Debt securities	80,857	78,978
Total financial assets at fair value through profit or loss	203,318	180,769	[1]	206,971
Level 3 financial assets carried at fair value	253,266	228,676
Financial liabilities at fair value through profit or loss	24,914	17,755	[1]	23,123
Derivative financial instruments	20,149	24,042	[1]	£ 18,060
Level 3 financial liabilities carried at fair value	90,041	81,273
Securitisation notes and other
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	5,265	5,159
Securitisation notes and other | Favourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	1	1
Securitisation notes and other | Unfavourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	£ (1)	£ (1)
Securitisation notes and other | Interest rate spreads | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	(0.0050)	(0.0050)
Securitisation notes and other | Interest rate spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.0050	0.0050
Derivative liabilities £m | Interest rate volatility | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.13	0.17
Derivative liabilities £m | Interest rate volatility | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	2	1.05
Financial assets at fair value through profit or loss | Favourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	£ 369	£ 356
Financial assets at fair value through profit or loss | Favourable changes £m | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	77	81
Financial assets at fair value through profit or loss | Unfavourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	(351)	(385)
Financial assets at fair value through profit or loss | Unfavourable changes £m | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	£ (99)	£ (88)
Financial assets at fair value through profit or loss | Interest rate spreads | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	(0.0050)	(0.0050)
Financial assets at fair value through profit or loss | Interest rate spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	0.0272	0.0289
Financial assets at fair value through profit or loss | Credit spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	0.06	0.06
Financial assets at fair value through profit or loss | Credit spreads | Favourable changes £m | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	£ 39	£ 9
Financial assets at fair value through profit or loss | Credit spreads | Unfavourable changes £m | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	£ (41)	£ (9)
Financial assets at fair value through profit or loss | Earnings multiple | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets, multiple	1.6	1.9
Financial assets at fair value through profit or loss | Earnings multiple | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets, multiple	17.8	15.2
Financial assets at fair value through profit or loss | Earnings multiple | Favourable changes £m | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	£ 131	£ 84
Financial assets at fair value through profit or loss | Earnings multiple | Unfavourable changes £m | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	(131)	(84)
Financial assets at fair value through other comprehensive income | Favourable changes £m | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	22	15
Financial assets at fair value through other comprehensive income | Unfavourable changes £m | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	(22)	£ (15)
Derivative assets £m | Interest rate volatility | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		0.17
Derivative assets £m | Interest rate volatility | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		1.05
Derivative assets £m | Interest rate volatility | Favourable changes £m | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	6	£ 9
Derivative assets £m | Interest rate volatility | Unfavourable changes £m | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	(3)	(7)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	439,449	450,071
Debt securities	0	0
Total financial assets at fair value through profit or loss	11,681	11,304
Financial liabilities at fair value through profit or loss	42	45
Derivative financial instruments	444	608
Discounted cash flows | Financial assets at fair value through profit or loss | Favourable changes £m | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds	7	2
Discounted cash flows | Financial assets at fair value through profit or loss | Unfavourable changes £m | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds	(6)	(33)
Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Favourable changes £m | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	2	0
Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Unfavourable changes £m | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	(2)	0
Cost or valuation | Securitisation notes and other
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	42	45
Cost or valuation | Derivative liabilities £m | Interest rate volatility | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments	444	608
Cost or valuation | Derivative liabilities £m | Interest rate volatility | Favourable changes £m | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments	10	0
Cost or valuation | Derivative liabilities £m | Interest rate volatility | Unfavourable changes £m | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments	(7)	0
Cost or valuation | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	7,890	7,883
Total financial assets at fair value through profit or loss	11,681	11,304
Cost or valuation | Financial assets at fair value through profit or loss | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	809	771
Cost or valuation | Financial assets at fair value through profit or loss | Credit spreads | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	445	162
Cost or valuation | Financial assets at fair value through profit or loss | Earnings multiple | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	2,228	1,907
Cost or valuation | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial assets available-for-sale	284	342
Cost or valuation | Financial assets at fair value through other comprehensive income | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	232	283
Cost or valuation | Derivative assets £m | Interest rate volatility | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	422	553
Cost or valuation | Level 3 £m | Financial liabilities at fair value, class
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value	486	653
Cost or valuation | Level 3 £m | Financial assets at fair value, class
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value	12,387	12,199
Cost or valuation | Discounted cash flows | Financial assets at fair value through profit or loss | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds	309	581
Cost or valuation | Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	£ 52	£ 59

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.